Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 330,303	$ 394,037
Short-term investments	49,923	90,451
Accounts receivable, net of allowance for doubtful accounts of $10,683 and $5,221 in 2013 and 2012, respectively	259,710	250,729
Income taxes receivable	46,874	39,150
Inventories, net	128,097	135,293
Prepaid expenses and other current assets	66,290	55,363
Deferred income taxes	39,692	27,598
Total current assets	920,889	992,621
Long-term assets:
Property, plant and equipment, net	445,044	418,932
Goodwill	1,855,691	1,759,898
Intangible assets, net of accumulated amortization of $630,136 and $532,006 in 2013 and 2012, respectively	790,405	853,872
Deferred income taxes	5,081	2,323
Other long-term assets	71,282	59,985
Total long-term assets	3,167,503	3,095,010
Total assets	4,088,392	4,087,631
Current liabilities:
Current portion of long-term debt	207	948
Accounts payable	50,869	51,311
Accrued and other liabilities (of which $6,943 and $7,008 in 2013 and 2012 due to related parties)	245,236	196,447
Income taxes payable	38,131	14,863
Deferred income taxes	2,595	3,300
Total current liabilities	337,038	266,869
Long-term liabilities:
Long-term debt, net of current portion (of which $445,000 in 2013 and 2012 due to related parties)	845,276	846,044
Deferred income taxes	143,760	191,609
Other liabilities	38,447	58,746
Total long-term liabilities	1,027,483	1,096,399
Commitments and contingencies
Equity:
Preference shares, 0.01 EUR par value, authorized—450,000 shares, no shares issued and outstanding	0	0
Financing preference shares, 0.01 EUR par value, authorized—40,000 shares, no shares issued and outstanding	0	0
Common Shares, 0.01 EUR par value, authorized—410,000 shares, issued — 239,707 and 236,487 shares at December 31, 2013 and 2012, respectively	2,812	2,769
Additional paid-in capital	1,777,894	1,718,163
Retained earnings	1,054,431	985,434
Accumulated other comprehensive (loss) income	(4,192)	43,991
Less treasury shares, at cost—5,817 and 1,943 shares at December 31, 2013 and 2012, respectively	(116,613)	(35,653)
Equity attributable to the owners of QIAGEN N.V.	2,714,332	2,714,704
Noncontrolling interest	9,539	9,659
Total equity	2,723,871	2,724,363
Total liabilities and equity	$ 4,088,392	$ 4,087,631